NOTE 4 - ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - ACQUISITION - Schedule of Assets Acquired and Liabilities Assumed

Total purchase price	$180,000
Cash	135,781
Other current assets	953
Property and equipment	34,075
Intangible asset	21,875
Total identifiable assets	192,684
Accounts payable	(100)
Total liabilities assumed	(100)
Net assets	192,584
Non-controlling interest	94,366
Total net assets	98,218
Goodwill	$81,782

NOTE 4 - ACQUISITIONS - Schedule of Combnined Pro Forma Results of Operations

	Nine Months Ended
	September 30,
	2022	2021
Revenues	$69,165,130	$59,028,492
Cost of revenues	66,683,557	56,430,726
Gross profit	2,481,573	2,597,766

Operating expenses	4,322,526	4,724,857
Operating loss	(1,840,953)	(2,127,091)

Other expense	(38,073)	(820,593)

Net Loss	$(1,879,026)	$(2,947,684)

December 31,
2020
Revenues	$55,784,168
Cost of revenues	54,631,017
Gross profit	1,153,151

Operating expenses	4,224,903
Operating loss	(3,071,752)

Other expense	(3,487,315)
Net Loss	$(6,559,067)